Statement of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net loss for the year	$ (22,981,079)	$ (13,877,473)
Adjustments for:
Amortization	9,028	11,285
Depreciation	337,491	565,806
Bad debt	90,252	186,627
Change in fair value of derivative liability	2,648,288	(1,842,618)
Write down of inventory	259,091	627,106
(Recovery) impairment of notes receivable	(69,646)	(40,020)
Finance and other costs	(869)	1,443,740
(Gain) loss on sale of assets	16,564	11,432
Share-based payments	1,388,956	1,182,618
Adjustments for profit loss	(18,301,924)	(11,731,497)
Net changes in non-cash working capital items:
Receivables	(402,244)	(266,418)
Inventory	(2,580,789)	(562,833)
Prepaids	(4,032,587)	617,702
Trade payables and accrued liabilities	1,367,411	(231,812)
Customer deposits	(48,654)	361,580
Deferred income	123,068	(20,993)
Cash used in operating activities	(23,875,719)	(11,834,271)
INVESTING ACTIVITIES
Purchase of equipment	(923,037)	(167,257)
Disposal of equipment		103,923
Repayment (Issuance) of notes receivable	69,646	40,020
Cash used in investing activities	(853,391)	(23,314)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	58,305,570	17,751,927
Share issue costs	(5,131,132)	(2,656,180)
Proceeds from issuance of common shares for warrants exercised	56,038,319	373,415
Repayment of loans		(85,058)
Repayment of lease liabilities	(154,146)	(357,778)
Cash provided by financing activities	109,058,611	15,026,326
Effects of exchange rate changes on cash	(425,089)	(9,944)
Change in cash	84,329,501	3,168,741
Cash and cash equivalents, beginning of year	6,252,409	3,093,612
Cash and cash equivalents, end of year	90,156,821	6,252,409
Interest paid in cash	37,480	67,856
Interest received	1,126,375	175,080
Share issue costs in accounts payable		$ 25,695